INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
INVENTORIES
Ore in stockpiles and on leach pads	$ 108,161	$ 90,536
Concentrates and dore bars	123,047	108,193
Supplies	269,768	244,985
Total current inventories	500,976	443,714
Non-current ore in stockpiles and on leach pads	69,587	62,780
Total inventories	570,563	506,494
Inventory write-down	$ 2,500	$ 6,600